Investment Valuation	12 Months Ended
Dec. 31, 2012
Investment Valuation

10 - Investment Valuation

FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust’s policy is to value its investments at fair value.

U.S. Treasury bills are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Forward currency contracts are valued using the London close forward rate.

Futures contracts are valued using the last reported settlement price for the particular futures contract traded on the applicable exchange.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are as follows:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

Level 3	–	Unobservable inputs that are unobservable for the asset or liability, including the Trust’s assumptions used in determining the fair value of investments.

The following table summarizes the valuation of the Trust’s investments by the fair value hierarchy levels as of December 31, 2012 and 2011:

	Level 1	Level 2	Level 3	Total
December 31, 2012
U.S. Treasury bills	$—	$44,227,184	$—	$44,227,184
Forward currency contracts(a)	—	366,070	—	366,070
Futures contracts(a)
Equity contracts	(234,307)	—	—	(234,307)
Interest rate contracts	71,257	—	—	71,257

Total futures contracts	(163,050)	—	—	(163,050)

December 31, 2011
U.S. Treasury bills	$—	$74,597,056	$—	$74,597,056
Forward currency contracts(a)	—	1,028,311	—	1,028,311
Futures contracts(a)
Equity contracts	(509,591)	—	—	(509,591)
Interest rate contracts	357,419	—	—	357,419

Total futures contracts	(152,172)	—	—	(152,172)

(a)	Futures contracts and forward currency contracts are valued at unrealized appreciation (depreciation).